Commitments and contingencies (Tables) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Loss Contingencies [Line Items]
Schedule of future minimum lease payments for operating leases
Future minimum lease payments under these leases are as follows:

Year ending December 31, 2024	$128,090
Year ending December 31, 2025	172,931
Year ending December 31, 2026	43,411
Interest portion of right of use liability	(33,556)

Operating lease liabilities	$310,876

Future minimum lease payments under these leases are as follows:

Year ending December 31, 2024	$21,002
Year ending December 31, 2025	—

21,002
Interest portion of right of use liability	(182)

Right of use lease liability	$20,820

Schedule of future minimum lease payments for operating leases under agreements	Future minimum payments under these employment and consulting agreements are as follows:

Year ending December 31, 2024	$827,126
Year ending December 31, 2025	877,835

$1,704,961

Future minimum payments under these employment and consulting agreements are as follows:

Year ending December 31, 2024	683,000
Year ending December 31, 2025	499,000

$1,182,000